Right-of-Use Asset	12 Months Ended
Dec. 31, 2023
Right of Use Asset [Abstract]
Right-of-Use Asset
6.	RIGHT-OF-USE ASSET
The following table presents details of movement in the carrying value of the right-of-use
asset:

	December 31, 2023	December 31, 2022
Balance, beginning	$87,286	$132,020
Depreciation	(42,644)	(37,791)
Foreign Exchange	2,018	(6,943)

Balance, ending	$46,660	$87,286

During the year ended December 31, 2023 and 2022, depreciation expense of $42,644 and $37,791, respectively, was recognized with $15,740 included in general and administrative and $26,904 included in research and development ($13,877 and $23,914 for general and administrative, and research and development in 2022, respectively).